Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation
Loss before income tax expense	¥ (20,458,918)	$ (2,881,578)	¥ (14,382,001)	¥ (3,974,684)
Income tax benefit computed at PRC statutory income tax rate of 25%	(5,114,730)		(3,595,500)	(993,671)
Non-deductible expenses	58,852		23,484	29,325
Foreign tax rates differential	481,318		395,543	100,690
Additional 100%/75% tax deduction for qualified research and development expenses	(1,432,723)		(750,736)	(546,805)
FDII Deduction			10,356
Tax exempted interest income	(25,017)		(8,847)	(2,194)
US tax credits	(36,746)		(45,446)	(30,273)
Prior year True-ups	242,392		110,581	286,693
Effect of tax rate change			490,855
Others	316		(5,154)	(1,206)
Change in valuation allowance	6,087,173		3,450,679	1,199,706
Income tax expense	¥ 260,835	$ 36,738	¥ 55,103	¥ 42,265